UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23859

Advisor Managed Portfolios

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Russell B. Simon, President

Advisor Managed Portfolios

2020 East Financial Way, Suite 100

Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7395

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

(a)

Miller Income Fund
Class A | LMCJX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$67	1.29%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	4.81%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
Miller Income Fund	PAGE 1	TSR-SAR-00777X728

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-SAR-00777X728

Miller Income Fund
Class C | LCMNX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	2.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	4.46%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
Miller Income Fund	PAGE 1	TSR-SAR-00777X710

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-SAR-00777X710

Miller Income Fund
Class I | LMCLX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	5.48%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
Miller Income Fund	PAGE 1	TSR-SAR-00777X686

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-SAR-00777X686

Miller Income Fund
Class IS | LMCMX
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Income Fund for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://millervaluefunds.com/miller-income-fund/. You can also request this information by contacting us at 1-888-593-5110. This report describes important material changes to the Fund.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$49	0.94%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$172,239,157
Number of Holdings	39
Portfolio Turnover	19%
30-Day SEC Yield	5.56%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	85.3%
Corporate Bonds	9.6%
Preferred Stocks	4.6%
Cash & Other	0.5%

Top Sectors	(%)
Financials	21.0%
Industrials	14.9%
Information Technology	13.2%
Energy	12.3%
Health Care	9.1%
Real Estate	7.6%
Communication Services	6.6%
Consumer Discretionary	5.1%
Consumer Staples	2.8%
Cash & Other	7.4%
Changes to the Fund’s operating expenses limitation agreement
The Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://millervaluefunds.com/miller-income-fund/.
Miller Income Fund	PAGE 1	TSR-SAR-00777X678

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Income Fund	PAGE 2	TSR-SAR-00777X678

Miller Value Partners Appreciation ETF
MVPA (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Value Partners Appreciation ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpa. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Appreciation ETF	$29	0.60%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$61,781,647
Number of Holdings	36
Portfolio Turnover	34%
30-Day SEC Yield	1.40%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Common Stocks	99.7%
Warrants	0.0%
Cash & Other	0.3%

Top Sectors	(%)
Consumer Discretionary	28.3%
Financials	24.3%
Industrials	15.6%
Energy	13.5%
Communication Services	6.4%
Real Estate	3.6%
Consumer Staples	2.8%
Information Technology	2.7%
Health Care	2.5%
Cash & Other	0.3%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpa.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Appreciation ETF	PAGE 1	TSR-SAR-00777X561

Miller Value Partners Leverage ETF
MVPL (Principal U.S. Listing Exchange: NYSE )
Semi-Annual Shareholder Report | March 31, 2026
This semi-annual shareholder report contains important information about the Miller Value Partners Leverage ETF for the period of October 1, 2025, to March 31, 2026. You can find additional information about the Fund at https://etf.millervaluefunds.com/mvpl. You can also request this information by contacting us at 1-888-593-5110.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Miller Value Partners Leverage ETF	$43	0.88%
*	Annualized
KEY FUND STATISTICS (as of March 31, 2026)

Net Assets	$19,646,453
Number of Holdings	1
Portfolio Turnover	688%
30-Day SEC Yield	0.19%
WHAT DID THE FUND INVEST IN? (% of net assets as of March 31, 2026)

Security Type	(%)
Exchange Traded Funds	99.5%
Cash & Other	0.5%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://etf.millervaluefunds.com/mvpl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Miller Value Partners, LLC documents not be householded, please contact Miller Value Partners, LLC at 1-888-593-5110, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Miller Value Partners, LLC or your financial intermediary.
Miller Value Partners Leverage ETF	PAGE 1	TSR-SAR-00777X553

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Miller Income Fund

Class A	LMCJX
Class C	LCMNX
Class FI	LMCKX
Class I	LMCLX
Class IS	LMCMX

Miller Value Partners Appreciation ETF - MVPA
Miller Value Partners Leverage ETF - MVPL
Semi-Annual Financial Statements
March 31, 2026

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.3%
Communication Services - 4.9%
Diversified Telecommunication Services - 4.9%
Verizon Communications, Inc.	168,000	$8,433,600
Consumer Discretionary - 3.2%
Specialty Retail - 3.2%
Build-A-Bear Workshop, Inc.	89,500	3,351,775
Upbound Group, Inc.	120,000	2,166,000
Total Consumer Discretionary		5,517,775
Consumer Staples - 2.8%
Food Products - 2.8%
Cal-Maine Foods, Inc.	62,000	4,907,300
Energy - 12.3%
Oil, Gas & Consumable Fuels - 12.3%
Alliance Resource Partners LP	132,000	3,649,800
Chord Energy Corp.	57,766	8,213,170
Crescent Energy Co. - Class A	690,000	9,315,000
Total Energy		21,177,970
Financials - 18.3%
Banks - 1.6%
Sberbank of Russia PJSC(a)(b)(f)	2,532,000	0
Western Alliance Bancorp	39,000	2,763,150
		2,763,150
Capital Markets - 1.1%
Carlyle Group, Inc.	40,000	1,935,600
Consumer Finance - 7.3%
Bread Financial Holdings, Inc.	109,690	8,214,684
OneMain Holdings, Inc.	82,941	4,436,514
		12,651,198
Financial Services - 3.5%
Jackson Financial, Inc. - Class A	56,500	5,973,180
Insurance - 4.8%
Lincoln National Corp.	231,486	8,217,753
Total Financials		31,540,881
Health Care - 7.4%
Pharmaceuticals - 7.4%
Bristol-Myers Squibb Co.	69,500	4,215,175
Cannabist Co. Holdings, Inc. (Position subject to contractual lock-up until June 2026)(a)(b)	1,885,689	54,086
Cannabist Co. Holdings, Inc.(a)(b)	1,885,689	54,873
Verano Holdings Corp.(b)	92,251	102,399
Viatris, Inc.	619,000	8,362,690
Total Health Care		12,789,223

The accompanying notes are an integral part of these financial statements.

1

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - 13.1%
Air Freight & Logistics - 5.0%
United Parcel Service, Inc. - Class B	86,600	$8,519,708
Commercial Services & Supplies - 1.8%
Quad/Graphics, Inc.	472,800	3,125,208
Marine Transportation - 4.7%
Hoegh Autoliners ASA	565,000	8,104,855
Trading Companies & Distributors - 1.6%
Boise Cascade Co.	37,000	2,806,450
Total Industrials		22,556,221
Information Technology - 8.6%
Communications Equipment - 5.8%
Ituran Location and Control Ltd.	203,900	9,993,139
Software - 2.8%
Strategy, Inc. - Class A(b)	38,850	4,848,480
Total Information Technology		14,841,619
Materials - 1.8%
Chemicals - 1.8%
LyondellBasell Industries NV - Class A	38,000	3,061,280
Metals & Mining - %(c)
Alrosa PJSC(a)(b)	2,978,100	0
Total Materials		3,061,280
Real Estate - 10.3%
Diversified REITs - 4.7%
CTO Realty Growth, Inc.	434,145	8,027,341
Mortgage REITs - 2.7%
Arbor Realty Trust, Inc.	604,000	4,656,840
Specialized REITs - 2.9%
Millrose Properties, Inc.	180,800	5,062,400
Total Real Estate		17,746,581
Utilities - 2.6%
Gas Utilities - 2.6%
UGI Corp.	121,000	4,406,820
TOTAL COMMON STOCKS (Cost $134,549,201)		146,979,270

The accompanying notes are an integral part of these financial statements.

2

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - 9.6%
Communication Services - 1.7%
Media - 1.7%
Gray Escrow II, Inc., 5.38%, 11/15/2031(d)	$4,000,000	$2,970,000
Consumer Discretionary - 2.2%
Hotels, Restaurants & Leisure - 0.3%
Bloomin’ Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029(d)	500,000	442,500
Specialty Retail - 1.9%
Carvana Co., 10.25%, 05/01/2030(d)	3,000,000	3,225,000
Total Consumer Discretionary		3,667,500
Health Care - 1.7%
Pharmaceuticals - 1.7%
Cannabist Co. Holdings, Inc., 9.25%, 12/31/2028(e)	5,304,000	2,941,569
Industrials - 4.0%
Building Products - 1.8%
JELD-WEN Holding, Inc., 7.00%, 09/01/2032(d)	6,600,000	3,118,500
Professional Services - 2.2%
Conduent Business Services LLC / Conduent State & Local Solutions, Inc., 6.00%, 11/01/2029(d)	5,500,000	3,760,625
Total Industrials		6,879,125
TOTAL CORPORATE BONDS (Cost $21,005,891)		16,458,194
	Shares
PREFERRED STOCKS - 4.6%
Information Technology - 4.6%
Software - 4.6%
Strategy, Inc.
Series A, 10.00%, Perpetual	38,455	2,916,812
Series A., 11.50%, Perpetual	50,000	5,001,000
TOTAL PREFERRED STOCKS (Cost $7,155,711)		7,917,812
TOTAL INVESTMENTS - 99.5% (Cost $162,710,803)		$171,355,276
Other Assets in Excess of Liabilities - 0.5%		883,881
TOTAL NET ASSETS - 100.0%		$172,239,157

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PJSC - Public Joint Stock Company
REIT - Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

3

MILLER INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $108,959 or 0.1% of net assets as of March 31, 2026.

(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $13,516,625 or 7.8% of the Fund’s net assets.

(e)	Issuer is currently in default.
The accompanying notes are an integral part of these financial statements.

4

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.7%
Communication Services - 6.4%
Pinterest, Inc. - Class A(a)	59,990	$1,100,216
Ziff Davis, Inc.(a)	68,058	2,855,714
		3,955,930
Consumer Discretionary - 28.3%(b)
Airbnb, Inc. - Class A(a)	16,134	2,037,402
Bloomin’ Brands, Inc.	171,099	923,935
Build-A-Bear Workshop, Inc.	14,234	533,063
Citi Trends, Inc.(a)	53,763	2,329,013
Coupang, Inc.(a)	62,528	1,180,529
Crocs, Inc.(a)	38,548	3,200,255
Lithia Motors, Inc.	2,654	662,757
MercadoLibre, Inc.(a)	2,215	3,829,779
Perdoceo Education Corp.	40,395	1,503,098
Portillo’s, Inc. - Class A(a)	129,323	684,119
SharkNinja, Inc.(a)	5,775	611,572
		17,495,522
Consumer Staples - 2.8%
Maplebear, Inc.(a)	45,557	1,706,565
Energy - 13.5%
Alliance Resource Partners LP	53,256	1,472,528
Chord Energy Corp.	11,564	1,644,170
Crescent Energy Co. - Class A	387,012	5,224,662
		8,341,360
Financials - 24.3%
Bread Financial Holdings, Inc.	37,447	2,804,406
Federal Home Loan Mortgage Corp.(a)	78,491	502,342
Federal National Mortgage Association(a)	52,491	381,085
Figure Technology Solutions, Inc. - Class A(a)	91,009	3,089,756
Jackson Financial, Inc. - Class A	21,765	2,300,996
Lincoln National Corp.	81,939	2,908,834
Shift4 Payments, Inc. - Class A(a)	30,035	1,313,431
Vroom, Inc.(a)	58,488	778,475
Western Alliance Bancorp	13,497	956,262
		15,035,587
Health Care - 2.5%
Viatris, Inc.	112,676	1,522,253
Industrials - 15.6%
Builders FirstSource, Inc.(a)	18,893	1,555,460
JELD-WEN Holding, Inc.(a)	167,670	207,911
Masterbrand, Inc.(a)	104,854	871,337
Quad/Graphics, Inc.	217,464	1,437,437
Resideo Technologies, Inc.(a)	69,762	2,351,677
United Parcel Service, Inc. - Class B	32,508	3,198,137
		9,621,959

The accompanying notes are an integral part of these financial statements.

5

MILLER VALUE PARTNERS APPRECIATION ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - 2.7%
Strategy, Inc. - Class A(a)	13,208	$1,648,358
Real Estate - 3.6%
CTO Realty Growth, Inc.	121,908	2,254,079
TOTAL COMMON STOCKS (Cost $60,782,715)		61,581,613
	Contracts
WARRANTS - 0.0%(c)
Financials - 0.0%(c)
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95(a)	5,720	5,148
TOTAL WARRANTS (Cost $64,911)		5,148
TOTAL INVESTMENTS - 99.7% (Cost $60,847,626)		$61,586,761
Other Assets in Excess of Liabilities - 0.3%		194,886
TOTAL NET ASSETS - 100.0%		$61,781,647

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.LP - Limited Partnership
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

MILLER VALUE PARTNERS LEVERAGE ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.5%
State Street SPDR S&P 500 ETF Trust(a)	30,044	$19,538,815
TOTAL EXCHANGE TRADED FUNDS (Cost $20,467,952)		19,538,815
TOTAL INVESTMENTS - 99.5% (Cost $20,467,952)		$19,538,815
Other Assets in Excess of Liabilities - 0.5%		107,638
TOTAL NET ASSETS - 100.0%		$19,646,453

Percentages are stated as a percent of net assets.
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

7

MILLER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
ASSETS:
Investments, at value	$171,355,276	$61,586,761	$19,538,815
Dividends receivable	402,735	4,453	53,989
Interest receivable	397,502	656	179
Cash - interest bearing deposit account	233,867	380,018	68,415
Dividend tax reclaims receivable	44,638	—	—
Receivable for investments sold	38,827	—	—
Prepaid expenses and other assets	41,426	—	—
Total assets	172,514,271	61,971,888	19,661,398
LIABILITIES:
Payable to Advisor	102,387	31,520	14,945
Payable for fund administration and accounting fees	47,687	—	—
Payable for transfer agent fees and expenses	37,620	—	—
Payable for distribution and shareholder servicing fee	25,806	—	—
Payable for printing and mailing	19,757	—	—
Payable for legal fees	15,623	—	—
Payable for compliance fees	5,076	—	—
Payable for custodian fees	3,897	—	—
Payable for fund shares redeemed	1,381	—	—
Payable for investments purchased	—	158,721	—
Payable for expenses and other liabilities	15,880	—	—
Total liabilities	275,114	190,241	14,945
NET ASSETS	$172,239,157	$61,781,647	$19,646,453
Net Assets Consists of:
Paid-in capital	$167,141,435	$64,254,493	$17,326,908
Total distributable earnings/(accumulated losses)	5,097,722	(2,472,846)	2,319,545
Total net assets	$172,239,157	$61,781,647	$19,646,453
Net assets	$—	$61,781,647	$19,646,453
Shares issued and outstanding(a)	—	1,966,000	580,000
Net asset value per share	$—	$31.43	$33.87
Class A
Net assets	$18,113,193	$—	$—
Shares issued and outstanding(a)	1,927,989	—	—
Net asset value per share	$9.39	$—	$—
Max offering price per share (net asset value per share divided by 0.9425)(b)	$9.96	$—	$—
Class C
Net assets	$12,793,405	$—	$—
Shares issued and outstanding(a)	1,352,977	—	—
Net asset value per share	$9.46	$—	$—

The accompanying notes are an integral part of these financial statements.

8

MILLER FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2026 (Unaudited)(Continued)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
Class I
Net assets	$57,395,951	$—	$—
Shares issued and outstanding(a)	6,146,041	—	—
Net asset value per share	$9.34	$—	$—
Class IS
Net assets	$83,936,608	$—	$—
Shares issued and outstanding(a)	9,017,012	—	—
Net asset value per share	$9.31	$—	$—
Cost:
Investments, at cost	$162,710,803	$60,847,626	$20,467,952

(a)	Unlimited shares authorized without par value.
(b)	Reflects a maximum sales charge of 0.0575.
The accompanying notes are an integral part of these financial statements.

9

MILLER FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended March 31, 2026 (Unaudited)

	Miller Income Fund	Miller Value Partners Appreciation ETF	Miller Value Partners Leverage ETF
INVESTMENT INCOME:
Dividend income	$3,385,644	$511,055	$279,020
Less: Issuance fees	(169)	—	—
Less: Dividend withholding taxes	(207,721)	—	—
Interest income	687,181	4,176	388
Total investment income	3,864,935	515,231	279,408
EXPENSES:
Investment advisory fee	586,729	197,598	92,380
Distribution expenses - Class A	23,203	—	—
Distribution expenses - Class C	67,009	—	—
Fund administration and accounting fees	70,880	—	—
Transfer agent fees	56,942	—	—
Federal and state registration fees	42,001	—	—
Shareholder servicing fees - Class A	8,380	—	—
Shareholder servicing fees - Class C	4,870	—	—
Shareholder servicing fees - Class I	20,260	—	—
Legal fees	16,381	—	—
Reports to shareholders	12,264	—	—
Audit fees	11,149	—	—
Interest expense	10,326	43	—
Custodian fees	9,457	—	—
Trustees’ fees	8,801	—	—
Compliance fees	7,645	—	—
Income tax expense	—	—	227
Other expenses and fees	8,630	—	—
Total expenses	964,927	197,641	92,607
Expense reimbursement by Advisor	(60,030)	—	—
Net expenses	904,897	197,641	92,607
NET INVESTMENT INCOME	2,960,038	317,590	186,801
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	5,820,065	(3,228,684)	(309,027)
In-kind redemptions	—	5,275,908	3,944,769
Foreign currency translation	(17,150)	—	—
Net realized gain	5,802,915	2,047,224	3,635,742
Net change in unrealized appreciation (depreciation) on:
Investments	2,470,207	(8,210,135)	(4,730,290)
Foreign currency translation	(670)	—	—
Net change in unrealized appreciation (depreciation)	2,469,537	(8,210,135)	(4,730,290)
Net realized and unrealized gain (loss)	8,272,452	(6,162,911)	(1,094,548)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,232,490	$(5,845,321)	$(907,747)

(1)	Reflects a maximum sales charge of 5.75%.
The accompanying notes are an integral part of these financial statements.

10

MILLER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income	$2,960,038	$7,919,416	$317,590	$408,418
Net realized gain	5,802,915	27,952,394	2,047,224	7,071,854
Net change in unrealized appreciation (depreciation)	2,469,537	(13,451,306)	(8,210,135)	(3,566,081)
Net increase (decrease) in net assets from operations	11,232,490	22,420,504	(5,845,321)	3,914,191
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	—	(372,113)	(600,921)
From earnings - Class A	(356,828)	(1,136,522)	—	—
From earnings - Class C	(213,077)	(456,914)	—	—
From earnings - Class FI*	—	(9,578)	—	—
From earnings - Class I	(1,224,119)	(2,604,565)	—	—
From earnings - Class IS	(1,812,198)	(3,771,350)	—	—
Total distributions to shareholders	(3,606,222)	(7,978,929)	(372,113)	(600,921)
CAPITAL TRANSACTIONS:
Shares sold	—	—	9,805,055	40,206,012
Shares redeemed	—	—	(11,211,846)	(31,274,152)
Shares sold - Class A	3,881,362	2,952,888	—	—
Shares issued from reinvestment of distributions - Class A	461,047	1,104,606	—	—
Shares redeemed - Class A	(12,976,585)	(3,966,672)	—	—
Shares sold - Class C	70,261	259,899	—	—
Shares issued from reinvestment of distributions - Class C	213,013	453,529	—	—
Shares redeemed - Class C	(2,385,816)	(3,728,548)	—	—
Shares sold - Class FI*	(2,179,803)	1,109	—	—
Shares issued from reinvestment of distributions - Class FI*	(118,587)	9,578	—	—
Shares redeemed - Class FI*	1,931,934	(57,051)	—	—
Shares sold - Class I	2,865,746	3,559,106	—	—
Shares issued from reinvestment of distributions - Class I	1,106,508	2,354,809	—	—
Shares redeemed - Class I	(3,128,862)	(8,955,131)	—	—
Shares issued from reinvestment of distributions - Class IS	1,581,840	3,276,163	—	—
Net increase (decrease) in net assets from capital transactions	(8,677,942)	(2,735,715)	(1,406,791)	8,931,860
Net increase (decrease) in net assets	(1,051,674)	11,705,860	(7,624,225)	12,245,130
NET ASSETS:
Beginning of the period	173,290,831	161,584,971	69,405,872	57,160,742
End of the period	$172,239,157	$173,290,831	$61,781,647	$69,405,872

The accompanying notes are an integral part of these financial statements.

11

MILLER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Miller Income Fund		Miller Value Partners Appreciation ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
SHARES TRANSACTIONS
Shares sold	—	—	300,000	1,170,000
Shares redeemed	—	—	(340,000)	(930,000)
Shares sold - Class A	182,850	338,802	—	—
Shares issued from reinvestment of distributions - Class A	36,598	127,697	—	—
Shares redeemed - Class A	(1,225,314)	(457,716)	—	—
Shares sold - Class C	7,485	30,204	—	—
Shares issued from reinvestment of distributions - Class C	22,792	52,448	—	—
Shares redeemed - Class C	(257,948)	(427,484)	—	—
Shares sold - Class FI*	269	126	—	—
Shares issued from reinvestment of distributions - Class FI*	247	1,107	—	—
Shares redeemed - Class FI*	(24,494)	(6,546)	—	—
Shares sold - Class I	311,818	413,604	—	—
Shares issued from reinvestment of distributions - Class I	119,771	273,144	—	—
Shares redeemed - Class I	(340,324)	(1,026,351)	—	—
Shares issued from reinvestment of distributions - Class IS	171,771	381,112	—	—
Total increase (decrease) in shares outstanding	(994,479)	(299,853)	(40,000)	240,000

*	After the close of business on February 27, 2026, Class FI shares in the Fund were converted into Class A shares.
The accompanying notes are an integral part of these financial statements.

12

MILLER FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Miller Value Partners Leverage ETF
	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025
OPERATIONS:
Net investment income (loss)	$186,801	$(969)
Net realized gain	3,635,742	300,003
Net change in unrealized appreciation (depreciation)	(4,730,290)	3,131,024
Net increase (decrease) in net assets from operations	(907,747)	3,430,058
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(226,991)	(475,541)
Total distributions to shareholders	(226,991)	(475,541)
CAPITAL TRANSACTIONS:
Shares sold	41,043,669	17,829,170
Shares redeemed	(41,071,749)	(7,118,109)
Net increase (decrease) in net assets from capital transactions	(28,080)	10,711,061
Net increase (decrease) in net assets	(1,162,818)	13,665,578
NET ASSETS:
Beginning of the period	20,809,271	7,143,693
End of the period	$19,646,453	$20,809,271
SHARES TRANSACTIONS
Shares sold	1,150,000	570,000
Shares redeemed	(1,140,000)	(230,000)
Total increase in shares outstanding	10,000	340,000

The accompanying notes are an integral part of these financial statements.

13

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS A

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.96	$8.22	$6.47	$6.03	$9.06	$6.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.39	0.39	0.35	0.39	0.44
Net realized and unrealized gain (loss) on investments(b)	0.46	0.73	1.78	0.49	(3.00)	2.73
Total from investment operations	0.62	1.12	2.17	0.84	(2.61)	3.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.38)	(0.42)	(0.40)	(0.39)	(0.44)
Return of capital	—	—	—	—	(0.03)	(0.03)
Total distributions	(0.19)	(0.38)	(0.42)	(0.40)	(0.42)	(0.47)
Net asset value, end of period	$9.39	$8.96	$8.22	$6.47	$6.03	$9.06
Total return(c)	6.91%	13.92%	34.09%	14.15%	−29.56%	50.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,113	$26,292	$24,032	$21,371	$25,881	$36,250
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.35%	1.33%	1.38%	1.35%	1.26%	1.26%
After expense reimbursement/ recoupment(d)	1.29%	1.25%	1.23%	1.23%	1.21%	1.23%
Ratio of interest expense to average net assets(d)	0.01%	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of expenses to average net assets excluding interest expense(d)	1.28%	1.24%	1.22%	1.19%	1.20%	1.21%
Ratio of net investment income (loss) to average net assets(d)	3.42%	4.51%	5.24%	5.24%	4.90%	5.22%
Portfolio turnover rate(c)	19%	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

14

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS C

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$9.02	$8.22	$6.47	$6.03	$9.05	$6.36
INVESTMENT OPERATIONS:
Net investment income(a)	0.12	0.33	0.33	0.30	0.33	0.38
Net realized and unrealized gain (loss) on investments(b)	0.47	0.74	1.79	0.49	(3.00)	2.72
Total from investment operations	0.59	1.07	2.12	0.79	(2.67)	3.10
LESS DISTRIBUTIONS FROM:
Net investment income	(0.15)	(0.27)	(0.37)	(0.35)	(0.33)	(0.38)
Return of capital	—	—	—	—	(0.02)	(0.03)
Total distributions	(0.15)	(0.27)	(0.37)	(0.35)	(0.35)	(0.41)
Net asset value, end of period	$9.46	$9.02	$8.22	$6.47	$6.03	$9.05
Total return(c)	6.58%	13.17%	33.20%	13.24%	−30.07%	49.13%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$12,793	$14,255	$15,824	$16,212	$19,860	$34,591
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	2.08%	2.05%	2.13%	2.11%	2.00%	2.00%
After expense reimbursement/ recoupment(d)	2.00%	1.97%	1.98%	2.00%	1.95%	1.97%
Ratio of interest expense to average net assets(d)	0.01%	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of expenses to average net assets excluding interest expense(d)	1.99%	1.96%	1.97%	1.96%	1.94%	1.95%
Ratio of net investment income (loss) to average net assets(d)	2.65%	3.78%	4.47%	4.50%	4.11%	4.48%
Portfolio turnover rate(c)	19%	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

15

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS I

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.91	$8.19	$6.46	$6.02	$9.05	$6.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.16	0.41	0.40	0.36	0.41	0.46
Net realized and unrealized gain (loss) on investments(b)	0.47	0.74	1.79	0.50	(3.00)	2.73
Total from investment operations	0.63	1.15	2.19	0.86	(2.59)	3.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.43)	(0.46)	(0.42)	(0.41)	(0.46)
Return of capital	—	—	—	—	(0.03)	(0.03)
Total distributions	(0.20)	(0.43)	(0.46)	(0.42)	(0.44)	(0.49)
Net asset value, end of period	$9.34	$8.91	$8.19	$6.46	$6.02	$9.05
Total return(c)	7.12%	14.28%	34.45%	14.45%	−29.41%	50.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$57,396	$53,954	$52,348	$49,900	$67,042	$123,349
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.08%	1.05%	1.13%	1.12%	1.00%	1.01%
After expense reimbursement/ recoupment(d)	1.00%	0.96%	0.97%	0.99%	0.96%	0.98%
Ratio of interest expense to average net assets(d)	0.01%	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of expenses to average net assets excluding interest expense(d)	0.99%	0.95%	0.96%	0.95%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets(d)	3.60%	4.79%	5.49%	5.45%	5.09%	5.48%
Portfolio turnover rate(c)	19%	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

16

MILLER INCOME FUND
FINANCIAL HIGHLIGHTS
CLASS IS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30,
		2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of period	$8.88	$8.17	$6.45	$6.02	$9.04	$6.35
INVESTMENT OPERATIONS:
Net investment income(a)	0.17	0.42	0.41	0.37	0.42	0.47
Net realized and unrealized gain (loss) on investments(b)	0.46	0.73	1.78	0.48	(3.00)	2.72
Total from investment operations	0.63	1.15	2.19	0.85	(2.58)	3.19
LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)	(0.44)	(0.47)	(0.42)	(0.41)	(0.47)
Return of capital	—	—	—	—	(0.03)	(0.03)
Total distributions	(0.20)	(0.44)	(0.47)	(0.42)	(0.44)	(0.50)
Net asset value, end of period	$9.31	$8.88	$8.17	$6.45	$6.02	$9.04
Total return(c)	7.18%	14.34%	34.60%	14.37%	−29.28%	50.75%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$83,937	$78,574	$69,140	$51,830	$45,277	$61,866
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(d)	1.00%	0.98%	1.06%	1.05%	0.94%	0.94%
After expense reimbursement/ recoupment(d)	0.94%	0.90%	0.91%	0.93%	0.90%	0.91%
Ratio of interest expense to average net assets(d)	0.01%	0.01%	0.01%	0.04%	0.01%	0.02%
Ratio of expenses to average net assets excluding interest expense(d)	0.93%	0.89%	0.90%	0.89%	0.89%	0.89%
Ratio of net investment income (loss) to average net assets(d)	3.67%	4.86%	5.56%	5.55%	5.23%	5.55%
Portfolio turnover rate(c)	19%	44%	38%	41%	59%	65%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

17

MILLER VALUE PARTNERS APPRECIATION ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.60	$32.37	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.16	0.21	0.28
Net realized and unrealized gain (loss) on investments(c)	(3.14)	2.34	7.09
Total from investment operations	(2.98)	2.55	7.37
LESS DISTRIBUTIONS FROM:
Net investment income	(0.19)	(0.26)	—
Net realized gains	—	(0.06)	—
Total distributions	(0.19)	(0.32)	—
Net asset value, end of period	$31.43	$34.60	$32.37
Total return(d)	−8.68%	7.88%	29.49%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$61,782	$69,406	$57,161
Ratio of expenses to average net assets(e)	0.60%	0.60%	0.60%
Ratio of interest expense to average net assets(e)	0.00%(f)	0.00%(f)	—%
Ratio of net investment income (loss) to average net assets(e)	0.96%	0.61%	1.38%
Portfolio turnover rate(d)(g)	34%	64%	69%

(a)	Inception date of the Fund was January 30, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.005%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

MILLER VALUE PARTNERS LEVERAGE ETF
FINANCIAL HIGHLIGHTS

	Period Ended March 31, 2026 (Unaudited)	Year Ended September 30, 2025	Period Ended September 30, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$36.51	$31.06	$25.10
INVESTMENT OPERATIONS:
Net investment income(b)	0.32	(0.00)(c)	0.01
Net realized and unrealized gain (loss) on investments(d)	(2.56)	7.52	5.95
Total from investment operations	(2.24)	7.52	5.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.29)	(0.01)	—
Net realized gains	(0.11)	(2.06)	—
Total distributions	(0.40)	(2.07)	—
Net asset value, end of period	$33.87	$36.51	$31.06
Total return(e)	−6.18%	25.59%	23.74%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$19,646	$20,809	$7,144
Ratio of expenses to average net assets(f)(g)	0.88%	0.88%	0.88%
Ratio of tax expenses to average net assets(f)(g)	0.00%(h)	—%	—%
Ratio of net investment income (loss) to average net assets(f)(g)	1.78%	(0.01)%	0.04%
Portfolio turnover rate(e)(i)	688%	662%	319%

(a)	Inception date of the Fund was February 27, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Amount represents less than $0.005 per share.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)
Note 1 – Organization
Miller Income Fund (the “Income Fund”), Miller Value Partners Appreciation ETF (the “Appreciation ETF”) and Miller Value Partners Leverage ETF (the “Leverage ETF”, and with the Appreciation ETF, the “ETFs”), each a “Fund” and together, the “Funds” are separate series of Advisor Managed Portfolios (the “Trust”). The Income Fund and the Appreciation ETF are non-diversified series, and the Leverage ETF operates as a diversified series. The Trust was organized on February 16, 2023, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end investment management company. Miller Value Partners, LLC (the “Advisor”) serves as the investment manager to the Funds.
The Income Fund’s investment objective is to provide a high level of income while maintaining potential for growth. The Appreciation ETF commenced operations on January 30, 2024 and seeks capital appreciation. The Leverage ETF commenced operations on February 27, 2024 and seeks capital appreciation over a multi-year horizon.
The Income Fund is the successor to the Miller Income Fund (the “Predecessor Fund”), a series of Trust for Advised Portfolios. The Predecessor Fund reorganized into the Fund on January 19, 2024 (the “AMP Reorganization”).
•	The AMP Reorganization was accomplished by a tax-free exchange of shares of the Income Fund for shares of the Predecessor Fund of equivalent aggregate net asset value.
•
Fees and expenses incurred to affect the AMP Reorganization were borne by the Trust’s Administrator. The management fee of the Income Fund does not exceed the management fee of the Predecessor fund. The AMP Reorganization did not result in a material change to the Income Fund’s investment portfolio and there are no material differences in accounting policies of the Income Fund and the Predecessor fund.

•	The Income Fund adopted the performance history of the Predecessor Fund.
Shares of the ETFs are listed and traded on NYSE Arca, Inc. (“NYSE” or the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The ETFs issue and redeem shares on a continuous basis at NAV only in large blocks of shares, called “Creation Units,” which generally consist of 10,000 shares. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares are not redeemable securities of the ETFs except when aggregated in Creation Units.
Shares of the ETFs may only be purchased or redeemed directly from ETFs by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (a) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Quasar Distributors, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
A standard transaction fee of $300 will be charged by the ETFs’ custodian in connection with the issuance or redemption of Creation Units. The standard fee will be the same regardless of the number of Creation Units issued or redeemed. In addition, a variable fee of up to 2% of the value of a Creation Unit may be charged by the ETFs for cash purchases, non-standard orders, or partial cash purchases, and is designed to cover broker commissions and other transaction costs. Any variable fees received by the ETFs are included in the Capital Transactions on the Statement of Changes in Net Assets.
Note 2 – Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) for investment companies. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Topic 946. The presentation of financial statements in conformity with U.S. GAAP requires

20

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.
(a)
Investment valuation. The valuation of the Funds’ investments are performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated the Advisor as the valuation designee of the Fund. In its capacity as valuation designee, the Advisor has adopted procedures and methodologies to fair value Fund investments whose market prices are not “readily available” or are deemed to be unreliable.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad levels and described below:
Level 1 –	unadjusted quoted prices in active markets for identical investments
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –
significant unobservable inputs, including the Funds’ own assumptions in determining the fair value of investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Miller Income Fund

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$146,870,311	$—	$108,959(a)**	$ 146,979,270
Corporate Bonds	—	16,458,194	—	16,458,194
Preferred Stocks	7,917,812	—	—	7,917,812
Total Investments	$ 154,788,123	$16,458,194	$108,959	$ 171,355,276

Miller Value Partners Appreciation ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Common Stocks	$61,581,613	$—	$—	$61,581,613
Warrants	5,148	—	—	5,148
Total Investments	$61,586,761	$—	$—	$61,586,761

21

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Miller Value Partners Leverage ETF

	Level 1	Level 2	Level 3	Total
Investments*:
Exchange-Traded Funds	$19,538,815	$—	$—	$19,538,815
Total Investments	$19,538,815	$—	$—	$19,538,815

*	See Schedule of Investments for additional detailed categorizations.
**
Russia’s invasion of Ukraine has led to unprecedented market and policy responses of governments and regulators around the world. There is no functioning or orderly market to the facilitate the liquidation of any Russian-based securities held by the Income Fund. As a result, the fair value of the Russian securities held in the Income Fund has been reduced to zero.

(a)
Cannabist Co. Holdings, Inc. entered bankruptcy proceedings on March 24, 2026 and trading was subsequently halted in the common stock. The Advisor determined to value the stock positions with the last observable market quotations and reassess as new information becomes available.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$433,856
Change in unrealized appreciation (depreciation)	(324,896)
Transfer to Level 3	108,959
Ending balance as of March 31, 2026	$108,959
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$(324,896)

The following is a summary of quantitative information about Level 3 valued measurements:

	Value at Valuation March 31, 2026	Technique(s)
Common Stocks	$108,959	Last available price

(b)
Return of capital estimates. Distributions received from investments in Master Limited Partnerships (“MLPs”) generally are comprised of income and return of capital. Distributions received from investments in Real Estate Investment Trusts (“REITs”) generally are comprised of income, realized capital gains and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs and MLPs based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.

(c)
Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d)
Distributions to shareholders. Distributions are declared and paid by the Income Fund on a quarterly basis, and by the ETFs on an annual basis. Distributions of net realized gains, if any, are declared at least annually by the Funds. The character of distributions made to shareholders during the year may differ from their ultimate characterization for federal income tax purposes. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

(e)
Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Income Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

22

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
(f)
Cash and Cash Equivalents. Cash and cash equivalents include cash on hand and demand deposits. The Funds sweep uninvested cash into a Money Market Deposit Account (MMDA) offered by U.S. Bank. MMDAs are interest-bearing accounts that offer competitive interest rates and limited transactions capabilities. These accounts are insured by the Federal Deposit Insurance Corporation (FDIC) up to $250,000 per depositor, per bank.

(g)
Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute any taxable income and net realized gains to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years (prior three fiscal years) and has concluded that as of March 31, 2026, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds hold interests in certain securities that are treated as partnerships for Federal income tax purposes. These entities may be subject to audit by the Internal Revenue Service or other applicable tax authorities. The Funds’ taxable income or tax liability for prior taxable years could be adjusted as a result of such an audit. The Funds may be required to pay a fund-level tax as a result of such an adjustment or may pay a “deficiency dividend” to its current shareholders in order to avoid a fund-level tax associated with the adjustment. The Funds could also be required to pay interest and penalties in connection with such an adjustment. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends, and capital gains various rates.
(h)
Segment Reporting. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Chief Investment Officer, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

Note 3 – Investment management agreement and other related party transactions.
The Trust has an agreement with the Advisor to furnish investment advisory services to the Funds. Under the investment management agreement, the Income Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:
Income Fund

Average Daily Net Assets	Annual Rate
First $2.5 billion	0.700%
Next $5 billion	0.675
Over $7.5 billion	0.650

The Income Fund’s operating expenses limitation agreement with the Advisor was not renewed, effective February 1, 2026; therefore, the Advisor will no longer waive its fee or reimburse the Fund’s expenses as of that date.
Prior to February 1, 2026, the Advisor had contractually agreed to reduce fees and pay expenses, (other than front-end or contingent deferred loads, taxes, interest expense, brokerage commissions, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, portfolio transaction expenses, dividends paid on short sales, extraordinary expenses such as litigation, Rule 12b-1 fees, intermediary servicing fees, or any other class-specific expenses), so that such annual operating expenses of the Income Fund would not exceed 0.89%.

23

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Separately, with respect to Class I only, the Advisor had agreed to waive fees and/or Income Fund reimburse operating expenses such that the previously described annual operating expenses, plus intermediary servicing fees and other class- specific expenses, would not exceed 0.95%.
During the period ended March 31, 2026, fees waived and/or expenses reimbursed amounted to $60,030.
Appreciation ETF and Leverage ETF
Pursuant to the advisory agreement, the Appreciation ETF and Leverage ETF pay unitary management fees of 0.60% and 0.88% per annum of the average daily net assets, respectively. The Advisor has agreed to pay all expenses of the ETFs except the fee paid to the Advisor under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Exchange Traded Concepts, LLC (the “Sub-Advisor”) serves as the sub-advisor to the ETFs. The Sub-Advisor is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for implementing the investment strategy of the ETFs subject to the instruction and oversight of the Advisor. The Sub-Advisor is also responsible for trading portfolio securities for the ETFs, including selecting broker-dealers to execute purchase and sale transactions. For its services, the Sub-Advisor is entitled to a fee paid by the Advisor from its management fee, which fee is calculated daily and paid monthly, at an annual rate based on the accumulative average daily net assets of each fund advised (or sponsored) by the Advisor and sub-advised by the Sub-Advisor, and subject to a minimum annual fee as follows:

Fund	Minimum Annual Fee	Asset-Based Fee
Appreciation ETF	$20,000	4 bps (0.04%) on the first $500 million
		3 bps (0.03%) on assets over $500 million
Leverage ETF	$15,000	3 bps (0.03%) on the first $500 million
		2 bps (0.02%) on assets over $500 million

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) serves as the Funds’ administrator and transfer agent. The officers of the Trust are employees of Fund Services. U.S Bank, N.A. serves as the Funds’ custodian. Quasar Distributors, LLC (“Quasar”), serves as the Funds’ distributor and principal underwriter. For the period ended March 31, 2026, the Income Fund incurred expenses for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Operations.
At March 31, 2026, the Income Fund had payables for administration and fund accounting, transfer agent, custody, and compliance fees as detailed on the Statement of Assets and Liabilities.
The Independent Trustees were paid $8,801 by the Income Fund for their services and reimbursement of travel expenses during the period ended March 31, 2026. The Funds pays no compensation to the Interested Trustee or officers of the Trust.
Income Fund Sales Charges
Class A shares have a maximum initial sales charge of 5.75%. Class C share have a contingent deferred sales charge (“CDSC”) of 1.00%, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment.

24

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)
Note 4 – Investments
Purchases and sales of investment securities (excluding short-term securities, in-kind transactions, and U.S. government obligations) for the period ended March 31, 2026, were as follows:
Income Fund

Purchases	$ 32,103,921
Sales	$ 41,293,228

Appreciation ETF

Purchases	$ 22,178,905
Sales	$22,545,511

Leverage ETF

Purchases	$ 142,590,499
Sales	$ 142,712,505

Purchases and sales of in-kind transactions associated with creations and redemptions during the period ended March 31, 2026, were as follows:
Appreciation ETF

Purchase In-Kind	$9,619,207
Sales In-Kind	$ 10,600,448

Leverage ETF

Purchase In-Kind	$ 41,003,707
Sales In-Kind	$ 41,033,835

Note 5 – Class specific expenses and distributions
The Income Fund has adopted a Rule 12b-1 distribution and shareholder servicing plan and, under that plan, the Income Fund pays service and/or distribution fees with respect to its Class A, Class C and Class FI shares calculated at the annual rate of 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively.
The Income Fund also has arrangements with various parties to provide ongoing sub-transfer agency services for each share class. Sub-transfer agency and/or distribution fees are accrued daily and paid monthly or quarterly.
For the period ended March 31, 2026, class specific expenses are detailed on Statement of Operations.
Distributions by class for the period ended March 31,2026 and year ended September 30, 2025 were as follows:

	Period Ended March 31, 2026	Year Ended September 30, 2025
Income Fund
Ordinary Income:
Class A	$356,828	$ 1,136,522
Class C	213,077	456,914
Class FI	—	9,578
Class I	1,224,119	2,604,565
Class IS	1,812,198	3,771,350
Total	$3,606,222	$7,978,929

25

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)

	Period Ended March 31, 2026	Year Ended September 30, 2025
Appreciation ETF
Ordinary Income	$ 372,113	$ 600,921
Total	$ 372,113	$ 600,921

	Period Ended March 31, 2026	Year Ended September 30, 2025
Leverage ETF
Ordinary Income	$226,991	$475,541
Total	$ 226,991	$ 475,541

Note 6 – Income tax information
At September 30, 2025, the components of accumulated earnings (losses) for federal income tax purposes were as follows:

	Income Fund	Appreciation ETF	Leverage ETF
Tax cost of investments	$ 167,730,390	$ 62,032,462	$ 16,984,344
Gross unrealized appreciation	$37,621,893	$ 12,236,899	$3,801,153
Gross unrealized depreciation	(32,532,776)	(5,106,090)	—
Net unrealized appreciation	$5,089,117	$7,130,809	$3,801,153
Undistributed Ordinary Income	7,635	360,064	—
Capital loss carryforwards	(7,569,804)	(3,746,285)	(345,900)
Other book/tax temporary differences (a)	(55,494)	—	(970)
Total accumulated earnings/losses	$(2,528,546)	$3,744,835	$3,454,283

GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2025, the reclassifications have been made as follows:

	Distributable Earnings/ (Accumulated Losses)(a)	Paid-in Capital(a)
Income Fund	$33,207	$(33,207)
Appreciation ETF	$(11,809,892)	$11,809,892
Leverage ETF	$(645,753)	$645,753

(a)	Reclassifications are primarily due to redemption in-kinds. Income Fund is due to prior year financial audit adjustment.
The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Income Fund and Appreciation ETF had no post-October late-year losses or post October capital losses and Leverage ETF had post-October late-year losses of $970 as of September 30, 2025.
At September 30, 2025, the Funds had capital loss carryforwards, which reduce the Funds’ taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Internal Revenue Code, the character of such capital loss carryforwards are as follows:

26

Miller Funds
Notes to Financial Statements
March 31, 2026 (Unaudited)(Continued)

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Income Fund	$(7,569,804)	$—	$(7,569,804)
Appreciation ETF	$(1,259,086)	$(2,487,199)	$(3,746,285)
Leverage ETF	$(345,900)	$—	$(345,900)

Note 7 – Control Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund under 2(a)(9) of the 1940 Act. As of March 31, 2026, J.P. Morgan Securities, LLC. held approximately 46%, in aggregate for the benefit of others, outstanding shares of the Income Fund.
Note 8 – Line of Credit
The Income Fund has access to a $15 million and line of credit through an agreement with U.S. Bank. The Income Fund may temporarily draw on the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to the Income Fund based on its borrowings at a rate per annum equal to the Prime Rate, to be paid monthly. Loan activity for the period ended March 31, 2026 was as follows:

Maximum available credit	$15,000,000
Largest amount outstanding on an individual day	$8,972,000
Average daily loan outstanding	$822,235
Interest expense	$10,326
Loan outstanding as of March 31, 2026	$445,000
Average interest rate	6.59%

The Appreciation ETF has access to a $5 million line of credit through an agreement with U.S. Bank. Loan activity for the period ended March 31, 2026 was as follows:

Maximum available credit	$5,000,000
Largest amount outstanding on an individual day	$83,000
Average daily loan outstanding	$83,000
Interest expense	$43
Loan outstanding as of March 31, 2026	$0
Average interest rate	6.25%

Note 9 – Underlying Investments in Other Investment Companies
The Leverage ETF currently invests a portion of its assets in SPDR S&P 500 ETF Trust (“SPY”) and Direxion Daily S&P 500 Bull 2X Shares (“SPUU”). The Leverage ETF may redeem its investment from SPY and SPUU at any time if the Advisor determines that it is in the best interest of the Leverage ETF and its shareholders to do so. The performance of the Leverage ETF may be directly affected by the performance of SPY and SPUU. The expense ratios of SPY and SPUU are 0.09% and 0.60%, respectively, of net assets, as reflected in the most current prospectuses of SPY and SPUU. The financial statements of SPY and SPUU, including their portfolio of investments, can be found at the Securities and Exchange Commission’s (SEC) website www.sec.gov and should be read in conjunction with the Leverage ETF’s financial statements. As of March 31, 2026, the percentage of the Leverage ETF’s net assets invested in SPY was 99.5%.
Note 10 – Subsequent Events
Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there were no significant subsequent events that would require adjustment to or additional disclosure in these financial statements.

27

Miller Funds
Additional Information
March 31, 2026 (Unaudited)
Approval of Investment Advisory Agreement – Miller Income Fund
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the investment advisory agreement (the “Agreement”) with Miller Value Partners (the “Advisor”) for the Miller Income Fund (the “Fund”).
In advance of the meeting, the Board received, reviewed, and discussed substantial information regarding the Fund, the Advisor, and the services provided by the Advisor to the Fund under the Agreement, including information about the portfolio manager, the resources of the Advisor, and the Fund’s performance and advisory fee. The Trustees considered the review of the Agreement to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor. The information prepared specifically for the annual review of the Agreement supplemented the information provided to the Trustees throughout the year related to the Advisor and the Fund. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreement. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Fund; compliance, regulatory, and risk management matters; the trading practices of the Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive sessions with such counsel without representatives from the Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreement.
In considering the Agreement, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor, the Trustees considered the Advisor’s specific responsibilities in all aspects of the day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel who are involved in the day-to-day activities of the Fund. The Board considered the Advisor’s resources and compliance structure, including information regarding its compliance program, chief compliance officer and compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss the Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement, as applicable, and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.

•
In assessing the quality of the portfolio management delivered by the Advisor, the Board considered the Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark index. The Board considered that the Fund underperformed the S&P 500 Index for the three-, five- and ten-year periods ended June 30, 2025, but outperformed for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed both its peer groups for the one-, three-, five- and ten-year periods ended September 30, 2025.

•
The Trustees reviewed the cost of the Advisor’s services and the structure and level of the advisory fee payable by the Fund, including a comparison of the fee to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided by an independent consulting firm. The Board noted that, to reduce the Fund’s expenses, the Advisor maintained a contractual annual expense limitation for each of the Fund’s share classes, which would be terminated effective February 1, 2026. The Trustees noted that the advisory fee was below the focused peer group average and was in the third quartile of the peer group out of four quartiles (a higher quartile number indicates a lower advisory fee). The Trustees

28

Miller Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
also noted that the Fund’s total net expense ratio was lower than the focused peer group average and higher than the larger peer group average and was in the first quartile of the focused peer group out of four quartiles (a higher quartile number indicates lower expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.
•
The Trustees considered the profitability of the Advisor from managing the Fund. In assessing the Advisor’s profitability, the Trustees reviewed the analysis provided by the Advisor and took into account both the direct and indirect benefits to the Advisor from managing the Fund. The Trustees concluded that the Advisor’s profits from managing the Fund was not excessive and, after a review of the relevant financial information, that the Advisor appeared to have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

•
In considering whether economies of scale have been achieved, the Trustees reviewed the Fund’s fee structure, which includes breakpoints, and asset level. The Trustees concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Approval of Investment Advisory Agreement – Miller Value Partners ETFs
At a meeting held on December 3-4, 2025, the Board of Trustees (the “Board” or “Trustees”) of Advisor Managed Portfolios (the “Trust”), which was composed entirely of Trustees who were not “interested persons” of the Trust, as that term is defined in the Investment Company Act of 1940, considered and approved the continuance of the following agreements (collectively, the “Agreements”):
•
the Investment Advisory Agreement between Miller Value Partners LLC (the “Advisor”) and the Trust, on behalf of Miller Value Appreciation ETF and Miller Value Partners Leverage ETF (each a “Fund” and collectively the “Funds”); and

•	the Investment Sub-Advisory Agreement between the Advisor and Exchange Traded Concepts, LLC (the “Sub-Advisor”) with respect to the Funds.
In advance of the meeting, the Board received, reviewed and discussed substantial information regarding the Funds, the Advisor, and Sub-Advisor, and the services provided by the Advisor and Sub-Advisor to the Funds under the Agreements including information about the portfolio managers, the resources of the Advisor and the Sub-Advisor, and each Fund’s performance and advisory and sub-advisory fees. The Trustees considered the review of the Agreements to be an ongoing process and employed the accumulated information, knowledge, and experience they had gained with the Advisor and the Sub-Advisor. The information prepared specifically for the annual review of the Agreements supplemented the information provided to the Trustees throughout the year related to the Advisor, the Sub-Advisor and the Funds. The Board and its committees met regularly during the year and the information provided and topics discussed at such meetings were relevant to the Board’s review of the Agreements. Some of these reports and other data included, among other things, materials that outlined the investment performance of the Funds; compliance, regulatory, and risk management matters; the trading practices of the Advisor and the Sub-Advisor; valuation of investments; fund expenses; and overall market and regulatory developments. The Trustees were advised by independent legal counsel during the review process and met in executive sessions with such counsel without representatives from the Advisor or Sub-Advisor present. In connection with their review, the Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and the legal standards applicable to their review of the Agreements.
In considering the Agreements, the Board considered the following factors and made the following determinations. In its deliberations, the Board did not identify any single factor or piece of information as all important, controlling, or determinative of its decision, and each Trustee may have attributed different weights to the various factors and information.
•
In considering the nature, extent and quality of the services provided by the Advisor and Sub-Advisor, the Trustees considered the Advisor’s and Sub-Advisor’s specific responsibilities in all aspects of the day-to-day management of each Fund, as well as the qualifications, experience and responsibilities of the portfolio manager and other key personnel who are involved in the day-to-day activities of the Funds. The Board considered the Advisor’s oversight responsibilities as they relate to the Sub-Advisor, both in terms of investment and compliance monitoring, and the other services provided to the Funds by the Advisor. The

29

Miller Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
Board also considered the Advisor’s and Sub-Advisor’s resources and compliance structure, including information regarding their respective compliance program, chief compliance officer, compliance record, and disaster recovery/business continuity plan. The Board also considered its knowledge of the Advisor’s and Sub-Advisor’s operations, and noted that during the course of the year the Trustees met with the Advisor to discuss each Fund’s performance, the Advisor’s investment outlook, various marketing and compliance topics, and the Advisor’s risk management process. The Board concluded that the Advisor and Sub-Advisor each had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreements, as applicable, and that, in the Board’s view, the nature, overall quality, and extent of the management services provided were satisfactory and reliable.
•
In assessing the quality of the portfolio management, the Board considered each Fund’s performance on both an absolute basis and in comparison to its peer groups (a larger group category and a smaller, focused group), based on information provided by an independent consulting firm, and to its benchmark indexes.

Miller Value Partners Appreciation ETF
–
The Board considered that the Fund slightly outperformed the S&P 500® Index for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed both its focused peer group average and large peer group average for the one-year period ended September 30, 2025. The Board noted that there is no performance to consider for the three-, five-, and ten-year periods.

Miller Value Partners Leverage ETF
–
The Board considered that the Fund outperformed the S&P 500® Index for the one-year period ended June 30, 2025. The Board also considered that the Fund outperformed the focused peer group for the one-year period ended September 30, 2025, noting that there was no comparative large peer group performance for the one-year period or any performance to consider for the three-, five-, and ten-year periods.

•
The Trustees reviewed the cost of the Advisor’s and Sub-Advisor’s services, and the structure and level of each Fund’s advisory fee as a unitary fee, including a comparison to fees payable by its peer groups (a larger group category and a smaller, focused group) based on information provided as of September 30, 2025 by an independent consulting firm.

Miller Value Partners Appreciation ETF
–
The Trustees noted that the advisory fee was below the focused peer group average and was in the third quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was lower than both focused peer group average and the large peer group average and was in the third quartile of the focused peer group out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

Miller Value Partners Leverage ETF
–
The Trustees noted that the advisory fee was above the focused peer group average and was in the second quartile of the peer group out of four quartiles (a lower quartile number indicates a higher advisory fee). The Trustees also noted that the Fund’s total net expense ratio was higher than the focused peer group average and lower than the large peer group average and was in the third quartile of the peer groups out of four quartiles (a lower quartile number indicates higher expenses). After reviewing the materials that were provided, the Board concluded that the advisory fee was fair and reasonable in light of the services provided.

30

Miller Funds
Additional Information
March 31, 2026 (Unaudited)(Continued)
•
The Trustees considered the profitability of the Advisor and Sub-Advisor from managing the Funds. In assessing the Advisor’s and Sub-Advisor’s profitability, the Trustees reviewed the Advisor’s and Sub-Advisor’s financial information that was provided in the materials and took into account both the direct and indirect benefits to the Advisor and Sub-Advisor from managing the Funds. The Trustees concluded that each of the Advisor’s and Sub-Advisor’s profit, if any, from managing each Fund was not excessive and, after a review of the relevant financial information, that the Advisor and Sub-Advisor each appeared to have adequate capitalization and/or would maintain adequate profit levels to support each Fund.

•
The Board noted that the unitary fee arrangement between the Advisor and the Trust with respect to each Fund would limit the fees paid by shareholders. The Trustees considered the possible growth in asset levels of each Fund and concluded that they will have the opportunity to periodically reexamine whether economies of scale have been achieved.

Changes in and Disagreements with Accountants for Open-End Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.
Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Remuneration Paid to Directors, Officers, and Others for Open-End Investment Companies
Miller Income Fund
See Financial Statements.
Miller Value Partners ETFs
All fund expenses, including Trustee compensation, are paid by the Investment Advisor pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.
Statement Regarding Basis for Approval of Investment Advisory Contract
See Financial Statements.

31

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end management investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advisor Managed Portfolios

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Russell B. Simon
Russell B. Simon, President/Principal Executive Officer

Date	6/4/2026

By	/s/ Eric T. McCormick
Eric T. McCormick, Treasurer/Principal Financial Officer

Date	6/4/2026